Customer Acquisition Payable (Details) - Schedule of customer acquisition payable - USD ($)		6 Months Ended	12 Months Ended
		Sep. 30, 2022	Mar. 31, 2022
Schedule Of Customer Acquisition Payable Abstract
Customer acquisition payable to Reachnet	[1]	$ 54,208,676	$ 58,293,330
Customer acquisition payable to Reachnet, current portion		(27,104,338)	(29,146,665)
Customer acquisition payable to Reachnet, non-current portion		$ 27,104,338	$ 29,146,665

[1]	The Group has acquired customers from Reachnet Cable Services Private Limited (“Reachnet”), through an Agreement to Acquire Customers dated June 21, 2019, and the income entitlement rights from April 1, 2019, for a consideration of approximately $59 million. The Company intend to settle 50% of the payment obligation of Reachnet under the contract on or before March 31, 2023 and the remaining 50% on or before March 31, 2024. Refer to Note 20 on Subsequent Events, in relation to the modification agreement.